Financial Instrument Risk Management - Reinsurance Counterparties Exposure by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of external credit grades [line items]
Carrying value	$ 162,948	$ 157,035	$ 174,499
Credit risk | Gross exposure | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	5,794	6,115
Credit risk | Gross exposure | AA Or A | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	3,550	3,600
Credit risk | Gross exposure | Below A | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	2,217	2,423
Credit risk | Gross exposure | Not rated | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	27	92
Credit risk | Collateral | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	2,147	2,466
Credit risk | Collateral | AA Or A | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	7	31
Credit risk | Collateral | Below A | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	2,135	2,346
Credit risk | Collateral | Not rated | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	5	89
Credit risk | Net exposure | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	$ 3,647	$ 3,649
Net exposure	100.00%	100.00%
Credit risk | Net exposure | AA Or A | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	$ 3,543	$ 3,569
Net exposure	97.00%	98.00%
Credit risk | Net exposure | Below A | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	$ 82	$ 77
Net exposure	2.00%	2.00%
Credit risk | Net exposure | Not rated | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	$ 22	$ 3
Net exposure	1.00%	0.00%